Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net interest expense		$ 26,489	$ 27,578	$ 30,462
– interest income	[1],[2]	36,188	41,756	54,695
– interest expense	[3]	(9,699)	(14,178)	(24,233)
Net fee income		13,097	11,874	12,023
– fee income		16,788	15,051	15,439
– fee expense		(3,691)	(3,177)	(3,416)
Net income from financial instruments held for trading or managed on a fair value basis		7,744	9,582	10,231
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		4,053	2,081	3,478
Changes in fair value of designated debt and related derivatives	[4]	(182)	231	90
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		798	455	812
Gains less losses from financial investments		569	653	335
Net insurance premium income		10,870	10,093	10,636
Other operating income		502	527	2,957
Total operating income		63,940	63,074	71,024
Net insurance claims and benefits paid and movement in liabilities to policyholders		(14,388)	(12,645)	(14,926)
Net operating income before change in expected credit losses and other credit impairment charges		49,552	50,429	56,098
Change in expected credit losses and other credit impairment charges		928	(8,817)	(2,756)
Net operating income		50,480	41,612	53,342
Employee compensation and benefits		(18,742)	(18,076)	(18,002)
General and administrative expenses		(11,592)	(11,115)	(13,828)
Depreciation and impairment of property, plant and equipment and right-of-use assets	[5]	(2,261)	(2,681)	(2,100)
Amortisation and impairment of intangible assets		(1,438)	(2,519)	(1,070)
Goodwill impairment		(587)	(41)	(7,349)
Total operating expenses		(34,620)	(34,432)	(42,349)
Operating profit		15,860	7,180	10,993
Share of profit in associates and joint ventures		3,046	1,597	2,354
Profit before tax		18,906	8,777	13,347
Tax expense		(4,213)	(2,678)	(4,639)
Profit for the year		14,693	6,099	8,708
Attributable to:
– ordinary shareholders of the parent company		12,607	3,898	5,969
– preference shareholders of the parent company		7	90	90
– other equity holders		1,303	1,241	1,324
– non-controlling interests		776	870	1,325
Profit for the year		$ 14,693	$ 6,099	$ 8,708
Basic earnings per ordinary share (in dollars per share)		$ 0.62	$ 0.19	$ 0.30
Diluted earnings per ordinary share (in dollars per share)		$ 0.62	$ 0.19	$ 0.30

[1]	Interest income includes $30,916m (2020: $35,293m) of interest recognised on financial assets measured at amortised cost and $4,337m (2020: $5,614m) of interest recognised on financial assets measured at fair value through other comprehensive income.
[2]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $8,227m (2020: $12,426m) of interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[5]	Includes depreciation of the right-of-use assets of $878m (2020: $1,029m).